Taxes - Summary Of Outstanding Amount Of Settlement Year (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure Of Tax Liabilities [Line Items]
Total	$ 1,545
Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	153
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	784
Non -tax debts settlement program - PRD [member]
Disclosure Of Tax Liabilities [Line Items]
Total	87
Withholding income taxes [member]
Disclosure Of Tax Liabilities [Line Items]
Total	521
Later Than One Year [member]
Disclosure Of Tax Liabilities [Line Items]
Total	880
Later Than One Year [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	153
Later Than One Year [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	119
Later Than One Year [member] | Non -tax debts settlement program - PRD [member]
Disclosure Of Tax Liabilities [Line Items]
Total	87
Later Than One Year [member] | Withholding income taxes [member]
Disclosure Of Tax Liabilities [Line Items]
Total	521
Later than one year and not later than two years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	60
Later than one year and not later than two years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	60
Later than two years and not later than three years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	60
Later than two years and not later than three years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	60
Later than three years and not later than four years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	60
Later than three years and not later than four years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	60
Later than four years and not later than five years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	60
Later than four years and not later than five years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	60
Later than five years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	425
Later than five years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	$ 425